SHORT TERM BANK LOANS	12 Months Ended
Dec. 31, 2020
SHORT TERM BANK LOANS
SHORT TERM BANK LOANS

NOTE 13 – SHORT TERM BANK LOANS

Short-term loans are summarized as follows:

		Interest Rate	December 31,
	Bank Name	per Annum	2020	2019
Due on December 8,2021,guaranteed by Shanghai Pujiang, Ossen Material Research and Dr. Tang	Agricultural Bank of China (“ABC”) Jiu Long Branch	5.8225%	$3,724,423	$—
Due on November 13, 2021, guaranteed by Shanghai Pujiang	Bank of Ganzhou JiuJiang Branch	5.500%	912,104
Due on October 20, 2021,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party	Anhui Commercial Bank (“ACB”) Dong Hu Branch	4.750%	228,026
Due on August 27, 2021,guaranteed by Dr. Tang	Jiujiang Rural Commercial Bank Lian Hua branch	5.220%	760,086
Due on August 6, 2021,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party, and Dr. Tang	Postal Savings Bank of China Ma An Shan Branch	4.750%	2,432,276
Due on May 19, 2021,guaranteed by Shanghai Pujiang, Ossen Material Research and Dr. Tang	Jiujiang Rural Commercial Bank Lian Hua branch	4.810%	760,086
Due on February 19, 2021,guaranteed by Pujiang International and Shanghai Pujiang, subsequently repaid on due date	Bank SinoPac (China)	4.800%	3,040,345
Due on January 18, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	4.900%	1,064,121
Due on January 16, 2021,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	4.900%	1,216,138
Due on January 15, 2021,guaranteed by Pujiang International and Dr. Tang, subsequently repaid on due date	United Overseas Bank China	5.000%	5,320,605	—
Due on December 25, 2020,guaranteed by Shanghai Pujiang, Ossen Material Research and Dr. Tang subsequently repaid on due date	ABC Jiu Long Branch	5.8225%	$—	$3,515,003
Due on October 10, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party subsequently repaid on due date	ACB Dong Hu Branch	5.655%	—	573,878
Due on August 1, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party subsequently repaid on due date	ACB Dong Hu Branch	5.655%	—	1,291,225
Due on August 1, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party subsequently repaid on due date	ACB Dong Hu Branch	5.655%	—	1,004,286
Due on June 20, 2020,guaranteed by Jiang Xi Financing guarantee co., Ltd, a 3rd party subsequently repaid on due date	Jiujiang Rural Commercial Bank Lian Hua branch	6.525%	—	717,347
Due on June 18, 2020,guaranteed by Pujiang International subsequently repaid on due date	Bank of Shanghai Guang Zhong Branch	3.915%	—	4,949,697
Due on June 8, 2020,guaranteed by Pujiang International subsequently repaid on due date	Bank SinoPac (China)	5.220%	—	2,869,389
Due on January 2, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	5.438%	—	1,147,756
Due on January 2, 2020,guaranteed by Ma An Shan Pubang Financing guarantee co., Ltd, a 3rd party,subsequently repaid on due date	Postal Savings Bank of China Ma An Shan Branch	5.438%	—	1,004,286
Total			$19,458,210	$17,072,867

All short-term bank loans are obtained from local banks in China and are repayable within one year. All short-term bank loans are secured by a portion of our property, plant and equipment and land use rights, or guaranteed by related parties. None of our short-term bank loans have financial covenants. However, each loan contains a covenant restricting our use of funds to purchases raw materials or for working capital purposes.

The average annual interest rate of the short-term bank loans was 5.045% and 5.48% as of December 31, 2020 and 2019, respectively . Interest expense, included in the financial expenses in the statement of operations, was $1,876,115, $1,569,047 and $897,840 for the years ended December 31, 2020, 2019 and 2018, respectively. The Company was in compliance of their financial covenants at December 31, 2020 and 2019, respectively.